FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Sep. 30, 2016
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	Nine months ended September 30, 2016	Year ended December 31, 2015

	U.S. $ in millions
Fair value at the beginning of the period	$(811)	$(616)
Auction-rate securities realized	-	(13)
Additional contingent consideration resulting from:
Eagle license	-	(128)
Gecko acquisition	-	(5)
Adjustments to provisions for contingent consideration:
Labrys acquisition	(5)	(311)
Eagle license	(184)	(63)
MicroDose acquisition	(6)	(10)
Cephalon acquisition	(12)	(5)
NuPathe acquisition	122	(10)
Settlement of contingent consideration:
Labrys acquisition	25	350
Eagle acquisition	52	-
Cephalon acquisition	205	-

Fair value at the end of the period	$(614)	$(811)

	Estimated fair value*
	September 30,	December 31,
	2016	2015

	U.S. $ in millions

Senior notes included under long-term liabilities	$28,543	$7,305
Senior notes and convertible senior debentures included under short-term liabilities	1,565	1,778

Total	$30,108	$9,083

* The fair value was estimated based on quoted market prices, where available.

Investment in securities
The fair value, amortized cost and gross unrealized holding gains and losses of such securities are presented in the below table:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

September 30, 2016	$1,274	$1,298	$48	$72
December 31, 2015	$1,620	$1,303	$338	$21

Activity for financial assets estimated utilizing Level 3 inputs
	September 30, 2016
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$128	$-	$-	$128
Cash deposits and other	1,429	-	-	1,429
Investment in securities:
Equity securities	1,031	-	-	1,031
Structured investment vehicles	-	99	-	99
Other	15	-	1	16
Derivatives:
Asset derivatives - options and forward contracts	-	9	-	9
Asset derivatives - cross currency swap	-	67	-	67
Liabilities derivatives - options and forward contracts	-	(7)	-	(7)
Contingent consideration*	-	-	(615)	(615)

Total	$2,603	$168	$(614)	$2,157

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$162	$-	$-	$162
Cash deposits and other	6,784	-	-	6,784
Investment in securities:
Equity securities	1,352	-	-	1,352
Structured investment vehicles	-	94	-	94
Other	11	-	1	12
Derivatives:
Asset derivatives - options and forward contracts	-	25	-	25
Asset derivatives - interest rate, cross-currency and forward starting interest rate swaps	-	105	-	105
Liability derivatives - options and forward contracts	-	(11)	-	(11)
Liability derivatives - treasury locks, interest rate and forward starting interest rate swaps	-	(26)	-	(26)
Contingent consideration*	-	-	(812)	(812)

Total	$8,309	$187	$(811)	$7,685